Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
8. Earnings per share
Basic earnings per share
The calculation of basic earnings per share has been based on the following Profit/(Loss) attributable to owners of the Company and weighted-average number of common shares outstanding during the period.
Profit/(Loss) for the period attributable to owners of the Company	(382,605)
Weighted-average number of common shares at December 31, 2017	3,793,275
Basic earnings per share	(0.1009)

Diluted earnings per share
The calculation of diluted earnings per share has been based on the following Profit/(Loss) attributable to owners of the Company shareholders and weighted-average number of common shares outstanding during the period after adjustment for the effects of dilutive potential common shares.
Profit/(Loss) for the period attributable to owners of the Company	(382,605)
Weighted-average number of common shares (diluted) at December 31,2017	3,793,275
Diluted earnings per share	(0.1009)

At December 31, 2017, 3,356,413 Private Placement Warrants were excluded from the calculation of the diluted weighted-average number of common shares, because their effect would have been anti-dilutive.
The above calculations of Basic and Diluted Earnings per Share do not take into account the 15,000,000 Units sold in the Public Offering and the 173,100 Units sold pursuant to the partial exercise of the Over-allotment Option, these will only have an effect following the completion of the Initial Business Combination.